Consolidated Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 1,531,264	$ 0	$ 3,561,303	$ 0
Cost of goods sold	1,131,777	0	2,569,209	0
Gross profit	399,487	0	992,094	0
Operating Expenses
Operations	218,126	0	544,220	0
Research and development	15,000	0	42,078	0
Sales and marketing	252,253	0	795,643	0
General and administrative	1,374,989	353,029	3,728,749	1,965,469
Depreciation and amortization	171	645	513	1,407
Total operating expenses	1,860,539	353,674	5,111,203	1,966,876
Operating loss	(1,461,052)	(353,674)	(4,119,109)	(1,966,876)
Other Income (Expense)
Interest income	180	0	180	0
Interest expense	(41,465)	0	(101,648)	0
Loss on debt extinguishment	(685,151)	0	(685,151)	0
Change in fair value of derivatives and warrant liabilities	43,238	0	43,238	0
Other (Income) Expense	(683,198)	0	(743,381)	0
Net loss	$ (2,144,250)	$ (353,674)	$ (4,862,490)	$ (1,966,876)
Net loss per share attributable to common stockholders
Basic	$ (0.30)	$ (0.11)	$ (0.63)	$ (0.59)
Diluted	$ (0.30)	$ (0.11)	$ (0.63)	$ (0.59)
Weighted average common shares outstanding
Basic	7,147,866	3,217,255	7,749,285	3,337,402
Diluted	7,147,866	3,217,255	7,749,285	3,337,402